Fair Value Measurement - Summary of Assets and Liabilities Measured Or Disclosed At Fair Value (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Assets
Total Gains		¥ 178,830	¥ 201,578
Total (Losses)		(52,877)	35,527
Liabilities
Purchase consideration payables		16,002	19,252
Contingent consideration		1,800	2,900
Total Gains		17,802	22,152
Total (Losses)		1,100	1,233
Fair Value, Measurements, Recurring [member]
Assets
Short-term investments Fair value	[1]	(52,877)	35,527
Liabilities
Contingent consideration		1,100	1,233
Fair Value, Measurements, Recurring [member] | Short Term Investments Structured Notes Restructuring [Member]
Assets
Short-term investments Fair value		69,548	36,197
Fair Value, Measurements, Recurring [member] | Mutual Fund [Member]
Assets
Short-term investments Fair value	[1]	109,282	165,381
Level 2 [member]
Assets
Total Gains		69,548	36,197
Level 2 [member] | Fair Value, Measurements, Recurring [member] | Short Term Investments Structured Notes Restructuring [Member]
Assets
Short-term investments Fair value		69,548	36,197
Level 3 [member]
Liabilities
Purchase consideration payables		16,002	19,252
Contingent consideration		1,800	2,900
Total Gains		¥ 17,802	¥ 22,152

[1]	Investments are measured at fair value using NAV as a practical expedient. These investments have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the consolidated statements of balance sheets.